SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

23.	SUBSEQUENT EVENTS

In February 2026, the Board of Directors declared a dividend of $1.03 per share for the fourth quarter of 2025. The record date for the dividend was March 12, 2026, the ex-dividend date was March 12, 2026, for shares listed on the New York Stock Exchange and March 11, 2026, for shares listed on the Oslo Stock Exchange, and the dividend was paid on March 19, 2026.

In January 2026, the Company entered into agreements to acquire nine latest generation scrubber-fitted ECO VLCC newbuildings from affiliates of Hemen, the Company’s largest shareholder, for an aggregate purchase price of $1,224.0 million. Two vessels are expected to be delivered in the second quarter of 2026, four vessels are expected in the third quarter of 2026, two vessels are expected in the fourth quarter of 2026, and the final vessel is expected in the second quarter of 2027. The Company intends to finance this acquisition with cash and long-term debt financing. The acquisition remains subject to certain closing conditions, in line with industry standards. In January 2026, the Company drew down $151.6 million under its reducing revolving credit facilities to finance the initial instalments due related to the nine newbuildings to be acquired from Hemen and subsequently repaid this amount in early February 2026.

In January 2026, the Company entered into one year time charter-out agreements for seven of our VLCCs, built between 2016 and 2018, at an average rate of $76,900 per day per vessel. The charters for three vessels commenced in the first quarter of 2026, and the remaining four charters are expected to commence in April 2026.

In February 2026, the Company entered into a one-year time charter-out agreement for one of our VLCCs, built in 2019, at a rate of $93,500 per day. The charter commenced in late February 2026.

In February 2026, Mr. Ørjan Svanevik resigned as a Director of the Company and Mr. Mikkel Storm Weum was appointed as a Director of the Company.

Refer to Note 12 and 16 for details of other transactions subsequent to December 31, 2025 pertaining to the sale of eight VLCCs and financing.